Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

	December 31, 2016
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,787,810	(140,463)	1,647,347
Work in process	190,823	(14,203)	176,620
Finished goods	54,190	(175)	54,015

	2,032,823	(154,841)	1,877,982

	December 31, 2017
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000	US$000
Raw materials	1,769,917	(49,183)	1,720,734	58,054
Work in process	180,252	(4,163)	176,089	5,941
Finished goods	32,784	(368)	32,416	1,094

	1,982,953	(53,714)	1,929,239	65,089

Cost of Inventories Recognized as an Expense

The cost of inventories recognized as an expense for the year:

	2016	2017	2017
	NT$000	NT$000	US$000
Cost of revenue	14,670,711	14,766,555	498,197
Loss on abandonment	7,098	38,301	1,292
Allowance for (reversal of) inventory valuation and obsolescence loss	67,663	(101,127)	(3,412)

	14,745,472	14,703,729	496,077